Condensed Consolidated Statement of Changes in Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Restricted Stock Units	Restricted Stock Units Common Stock
Beginning Balance (in shares) at Dec. 31, 2013		40,000,000
Beginning Balance at Dec. 31, 2013	$ (4,608)	$ 4			$ (4,612)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(17,059)				(17,059)
Repurchase and retirement of common stock (in shares)		(5,725,282)
Repurchase and retirement of common stock	(21,013)	$ (1)			(21,012)
Accretion of dividends on convertible preferred stock	(856)				(856)
Accretion of issuance costs on convertible preferred stock	(120)				(120)
Other comprehensive income (loss)	812			$ 812
Ending Balance, (in shares) at Dec. 31, 2014		34,274,718
Ending Balance at Dec. 31, 2014	(42,844)	$ 3		812	(43,659)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(6,987)				(6,987)
Accretion of dividends on convertible preferred stock	(861)				(861)
Accretion of issuance costs on convertible preferred stock	0
Other comprehensive income (loss)	159			159
Ending Balance, (in shares) at Dec. 31, 2015		34,274,718
Ending Balance at Dec. 31, 2015	(50,533)	$ 3		971	(51,507)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (12,461)				(12,461)
Repurchase and retirement of common stock (in shares)	460,266
Accretion of dividends on convertible preferred stock	$ (857)				(857)
Accretion of issuance costs on convertible preferred stock	$ 0
Exercise of stock options (in shares)	0
Other comprehensive income (loss)	$ 359			359
Ending Balance, (in shares) at Dec. 31, 2016		34,274,718
Ending Balance at Dec. 31, 2016	(63,492)	$ 3		1,330	(64,825)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(24,138)				(24,138)
Accretion of dividends on convertible preferred stock	(357)				(357)
Conversion of convertible preferred stock to common stock (in shares)		18,163,158
Conversion of convertible preferred stock to common stock	48,207	$ 2	$ 48,205
Conversion of convertible preferred stock warrant to common stock warrant	1,191		1,191
Issuance of common stock from initial public offering, net of issuance costs (in shares)		7,187,500
Issuance of common stock from initial public offering, net of issuance costs	$ 77,789	$ 1	77,788
Exercise of common stock warrant (in shares)		79,363
Issuance of common stock to directors (in shares)		10,841
Vesting of restricted stock units (in shares)						4,930	4,930
Exercise of stock options (in shares)	556,220	556,220
Exercise of stock options	$ 664		664
Stock-based compensation expense	10,919		10,919
Other comprehensive income (loss)	(879)			(879)
Ending Balance, (in shares) at Sep. 30, 2017		60,276,730
Ending Balance at Sep. 30, 2017	$ 49,904	$ 6	$ 138,767	$ 451	$ (89,320)